Background, Basis of Presentation and Significant Accounting Policies (Details) - USD ($)	Nov. 30, 2025	May 31, 2025	May 31, 2024
Derivative liabilities - convertible notes	$ 307,021	$ 168,358
Other financial instruments	0	0
Total Embedded Derivatives		168,358	$ 0
Total embedded derivatives	307,021	168,358	$ 0
Level 1 [Member]
Derivative liabilities - convertible notes	0	0
Other financial instruments	0	0
Total Embedded Derivatives		0
Total embedded derivatives	0
Level 2 [Member]
Derivative liabilities - convertible notes	0	0
Other financial instruments	0	0
Total Embedded Derivatives		0
Total embedded derivatives	0
Level 3 [Member]
Derivative liabilities - convertible notes	307,021	168,358
Other financial instruments	0	0
Total Embedded Derivatives		$ 168,358
Total embedded derivatives	$ 307,021